Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	$ 188.9	$ 131.1	$ 108.4
Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	25.1	23.0
Maximum Exposure	$ 25.1	$ 23.0